Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	1.90%	2.40%	2.60%
Property-related items	0.10%	0.10%	0.20%
Tax credits	(0.50%)	(0.40%)	(0.40%)
Company owned life insurance	(1.00%)	(2.10%)	(1.30%)
All other differences	0.20%		0.10%
Consolidated effective income tax rate	35.70%	35.00%	36.20%